Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Components of Income (Loss) before the Provision for Income Taxes by Jurisdiction
The components of income (loss) before provision for (benefit from) income taxes, determined by tax jurisdiction, are as follows:

	For the year ended December 31,
($ thousands)	2019	2018	2017
United Kingdom	35,401	195,629	(408,595)
United States	(301,307)	(363,507)	(1,173,601)
Italy	507,491	535,643	479,851
Other	43,182	(63,717)	125,420
	284,767	304,048	(976,925)

Provision (Benefit) for Income Taxes
The provision for (benefit from) income taxes consists of:

	For the year ended December 31,
($ thousands)	2019	2018	2017
Current:
United Kingdom	1,803	3,579	733
United States	46,288	(12,028)	80,140
Italy	143,982	186,402	131,155
Other	49,329	45,942	54,823
	241,402	223,895	266,851
Deferred:
United Kingdom	(78)	(282)	4,366
United States	(68,789)	(20,900)	(175,539)
Italy	3,651	(3,186)	865
Other	(3,077)	(10,126)	(125,957)
	(68,293)	(34,494)	(296,265)
	173,109	189,401	(29,414)

Reconciliation of the Provision for Income Taxes, With the Amount Computed by Applying United Kingdom Statutory Main Corporation Tax Rates	A reconciliation of the provision for (benefit from) income taxes, with the amount computed by applying the weighted-average rate of the U.K. statutory main corporation tax rates enacted in each of the Parent’s calendar year reporting periods to income (loss) before provision for (benefit from) income taxes is as follows:

	For the year ended December 31,
($ thousands)	2019	2018	2017
Income (loss) before provision for (benefit from) income taxes	284,767	304,048	(976,925)
United Kingdom statutory tax rate	19.00%	19.00%	19.25%
Statutory tax expense (benefit)	54,106	57,769	(188,058)

Base erosion and anti-abuse ("BEAT") tax	31,340	13,769	—
IRAP and state taxes	30,607	38,820	33,484
Non-deductible goodwill impairment	18,810	22,420	137,445
Foreign tax expense, net of U.S. federal benefit	13,585	14,930	14,500
Foreign tax and statutory rate differential (1)	10,805	48,040	(71,050)
Change in unrecognized tax benefits	6,637	9,166	20,624
GILTI tax	4,575	11,079	—
Change in valuation allowances	507	(13,723)	58,672
Italian allowance for corporate equity	(3,674)	(4,515)	(11,761)
Non-taxable foreign exchange gain	(3,744)	(12,384)	—
Non-taxable gains on investments	(6,225)	—	—
Italian tax settlement	—	16,664	—
Tax impact of Tax Act	—	(10,852)	(114,219)
Capital gain taxes on sale of Double Down Interactive LLC ("DoubleDown")	—	—	94,303
Other	15,780	(1,782)	(3,354)
	173,109	189,401	(29,414)

Effective tax rate	60.8%	62.3%	3.0%

 (1) Includes the effects of foreign subsidiaries' earnings taxed at rates other than the U.K. statutory rate

Components of Deferred Tax Assets and Liabilities, and Net Deferred Income Taxes Recorded in the Consolidated Balance Sheet
The components of deferred tax assets and liabilities are as follows:

	December 31,
($ thousands)	2019	2018
Deferred tax assets:
Net operating losses	175,342	226,249
Provisions not currently deductible for tax purposes	143,864	112,768
Section 163(j) interest limitation	93,522	75,778
Lease liabilities	79,328	—
Depreciation and amortization	43,034	49,548
Jackpot timing differences	40,550	42,651
Inventory reserves	3,437	10,497
Other	44,099	17,503
Gross deferred tax assets	623,176	534,994
Valuation allowance	(156,133)	(170,831)
Deferred tax assets, net of valuation allowance	467,043	364,163

Deferred tax liabilities:
Acquired intangible assets	536,244	589,993
Depreciation and amortization	175,254	157,260
Lease right-of-use assets	74,201	—
Other	21,058	24,876
Total deferred tax liabilities	806,757	772,129
Net deferred income tax liability	(339,714)	(407,966)

Our net deferred income taxes are recorded in the consolidated balance sheets as follows:

	December 31,
($ thousands)	2019	2018
Deferred income taxes - non-current asset	27,108	38,117
Deferred income taxes - non-current liability	(366,822)	(446,083)
	(339,714)	(407,966)

Reconciliation of the Beginning and Ending Amount of Valuation Allowance
A reconciliation of the valuation allowance is as follows:

	December 31,
($ thousands)	2019	2018	2017
Balance at beginning of year	170,831	184,554	151,653
Expiration of tax attributes	(15,205)	—	(25,771)
Net charges to (income) expense	507	(13,723)	58,672
Balance at end of year	156,133	170,831	184,554

Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
A reconciliation of the unrecognized tax benefits is as follows:

	December 31,
($ thousands)	2019	2018	2017
Balance at beginning of year	26,635	20,975	14,340
Additions to tax positions - current year	717	11,947	479
Additions to tax positions - prior years	2,358	16,973	7,503
Reductions to tax positions - current year	—	—	(893)
Reductions to tax positions - prior years	—	(4,610)	(41)
Settlements	—	(17,238)	—
Lapses in statutes of limitations	(535)	(1,412)	(413)
Balance at end of year	29,175	26,635	20,975